UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10071

                        Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
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Shuffle Master, Inc.                                                        2.2%
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InfoSpace, Inc.                                                             2.0
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EGL, Inc.                                                                   1.9
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Central European Media Enterprises Ltd., Cl. A                              1.8
--------------------------------------------------------------------------------
Macrovision Corp.                                                           1.8
--------------------------------------------------------------------------------
Landstar System, Inc.                                                       1.8
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Jupitermedia Corp.                                                          1.7
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FLIR Systems, Inc.                                                          1.7
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Scientific Games Corp., Cl. A                                               1.6
--------------------------------------------------------------------------------
Skyworks Solutions, Inc.                                                    1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Internet Software & Services                                               12.2%
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Communications Equipment                                                    8.5
--------------------------------------------------------------------------------
Software                                                                    7.1
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Semiconductors & Semiconductor Equipment                                    6.4
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Hotels, Restaurants & Leisure                                               5.4
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Biotechnology                                                               5.3
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.6
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.6
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.6
--------------------------------------------------------------------------------
Specialty Retail                                                            4.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                     7 | OPPENHEIMER EMERGING GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Information Technology                         45.3%

  Internet Software & Services                   12.4

  Communications Equipment                        8.6

  Software                                        7.1

  Semiconductors & Semiconductor Equipment        6.5

  Electronic Equipment & Instruments              4.3

  IT Services                                     3.1

  Computers & Peripherals                         1.9

  Office Electronics                              1.4

  Health Care                                    19.3

  Consumer Discretionary                         16.6

  Industrials                                    10.8

  Energy                                          3.3

  Financials                                      3.0

  Materials                                       1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
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                      8 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended October 31, 2004, the Fund's performance trailed that of its benchmarks. The Fund saw disappointing results from individual stock selections, particularly in technology and health care, which dragged relatively stronger performance from individual holdings in several other sectors.

      The Fund's investment strategy employs rigorous, in-depth analysis of individual companies to identify those we believe offer the greatest potential to emerge as leaders in their field, or are best poised to benefit from favorable product cycles. To try to moderate the risks associated with small company stocks, we diversify investments among a variety of high-potential companies in different industries, constructing a portfolio with sector weightings that, to some degree, reflect the Fund's benchmark.

      Our consistent, aggressive style of investing in small-cap growth stocks we believe should generally position the Fund to perform well versus its benchmark in strong markets, while possibly underperforming in weak ones. Such proved the case during the second half of the reporting period, when small-cap growth stocks lost significantly more ground then their large-cap and value-oriented counterparts. This trend was most apparent in the technology sector, an area in which the Fund generally finds a relatively large number of attractive investments. For example, many semiconductor holdings, such as OmniVision Technologies, Inc., declined sharply in response to short-term earnings weakness despite solid, longer-term fundamentals. Some other technology holdings, such as a Chinese Internet service provider and hardware developer Performance Technologies, Inc., also suffered in this harsh environment. However, the Fund cushioned these losses with positions in several strong technology stocks, such as FLIR Systems, Inc., a maker of defense and home security products; an online information provider; and Aladdin Knowledge Systems Ltd., a software security company.

      Other areas that undermined the Fund's relative performance included health care and education. In health care, risk-averse investor sentiment drove stock prices sharply lower for companies facing earnings or product-related concerns, such as Digene Corp.; as well as a hearing aid manufacturer; and a maker of migraine treatments. We compensated for these disappointments to a degree with some relatively good health care investments, including Palomar Medical Technologies, Inc. In the education area, several of the Fund's best performers in 2003 were among its greatest disappointments in 2004 when the group came under pressure amid rumors and investigations regarding


                      9 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

corporate governance issues. Although most of the questions regarding such stocks were resolved, holdings such as Corinthian Colleges, Inc. and eCollege.com, Inc. failed to fully recover before the end of the period, thereby undermining the Fund's performance.

      On a more positive note, the Fund identified some relatively strong performers in the consumer cyclical area. For example, Urban Outfitters, Inc., rose as a result of sales growth among its Anthropologie stores; and Deckers Outdoor Corp. capitalized on the popularity of its UGG and Simple lines of footwear.

      As of the end of the period, we continue to maintain our disciplined focus on small-cap growth investing. As a result, we believe the Fund is well positioned to take advantage of historically low relative valuations in the sector.

      The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. Performance is measured from the inception of Class A, B, C, and Y on November 1, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics, respectively. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                      10 | OPPENHEIMER EMERGING GROWTH FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

           Oppenheimer Emerging Growth Fund (Class A)

           Russell 2000 Index

           Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                           Growth Fund          Russell 2000        Russell 2000
     Date                  (Class A)                Index           Growth Index

  11/01/2000                 9,425                 10,000               10,000
  01/31/2001                 9,863                 10,251                9,388
  04/30/2001                 8,350                  9,823                8,266
  07/31/2001                 8,983                  9,848                7,947
  10/31/2001                 7,990                  8,730                6,850
  01/31/2002                 8,860                  9,883                7,603
  04/30/2002                 7,716                 10,479                7,562
  07/31/2002                 5,683                  8,080                5,515
  10/31/2002                 5,522                  7,720                5,373
  01/31/2003                 5,711                  7,721                5,349
  04/30/2003                 6,439                  8,303                5,785
  07/31/2003                 8,435                  9,946                7,057
  10/31/2003                 9,740                 11,068                7,874
  01/31/2004                10,231                 12,201                8,596
  04/30/2004                 8,889                 11,792                8,190
  07/31/2004                 8,359                 11,643                7,856
  10/31/2004                 9,049                 12,366                8,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -12.43%     Since Inception (11/1/00) -2.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

            Oppenheimer Emerging Growth Fund (Class B)

            Russell 2000 Index

            Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                           Growth Fund          Russell 2000        Russell 2000
     Date                  (Class B)                Index           Growth Index

  11/01/2000                10,000                 10,000               10,000
  01/31/2001                10,439                 10,251                9,388
  04/30/2001                 8,815                  9,823                8,266
  07/31/2001                 9,466                  9,848                7,947
  10/31/2001                 8,403                  8,730                6,850
  01/31/2002                 9,296                  9,883                7,603
  04/30/2002                 8,083                 10,479                7,562
  07/31/2002                 5,937                  8,080                5,515
  10/31/2002                 5,756                  7,720                5,373
  01/31/2003                 5,937                  7,721                5,349
  04/30/2003                 6,689                  8,303                5,785
  07/31/2003                 8,744                  9,946                7,057
  10/31/2003                10,078                 11,068                7,874
  01/31/2004                10,559                 12,201                8,596
  04/30/2004                 9,156                 11,792                8,190
  07/31/2004                 8,594                 11,643                7,856
  10/31/2004                 9,008                 12,366                8,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -12.47%    Since Inception (11/1/00) -2.58%


                      12 | OPPENHEIMER EMERGING GROWTH FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

           Oppenheimer Emerging Growth Fund (Class C)

           Russell 2000 Index

           Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                           Growth Fund          Russell 2000        Russell 2000
     Date                  (Class C)                Index           Growth Index

  11/01/2000                10,000                 10,000               10,000
  01/31/2001                10,448                 10,251                9,388
  04/30/2001                 8,823                  9,823                8,266
  07/31/2001                 9,475                  9,848                7,947
  10/31/2001                 8,412                  8,730                6,850
  01/31/2002                 9,295                  9,883                7,603
  04/30/2002                 8,091                 10,479                7,562
  07/31/2002                 5,946                  8,080                5,515
  10/31/2002                 5,765                  7,720                5,373
  01/31/2003                 5,946                  7,721                5,349
  04/30/2003                 6,698                  8,303                5,785
  07/31/2003                 8,753                  9,946                7,057
  10/31/2003                10,087                 11,068                7,874
  01/31/2004                10,578                 12,201                8,596
  04/30/2004                 9,164                 11,792                8,190
  07/31/2004                 8,603                 11,643                7,856
  10/31/2004                 9,295                 12,366                8,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -8.77%    Since Inception (11/1/00) -1.81%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

            Oppenheimer Emerging Growth Fund (Class N)

            Russell 2000 Index

            Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                           Growth Fund          Russell 2000        Russell 2000
     Date                  (Class N)                Index           Growth Index

  03/01/2001                10,000                 10,000               10,000
  04/30/2001                10,652                 10,255               10,204
  07/31/2001                11,449                 10,281                9,810
  10/31/2001                10,181                  9,114                8,455
  01/31/2002                11,268                 10,317                9,385
  04/30/2002                 9,807                 10,940                9,334
  07/31/2002                 7,222                  8,435                6,807
  10/31/2002                 7,017                  8,060                6,632
  01/31/2003                 7,246                  8,061                6,602
  04/30/2003                 8,164                  8,668                7,141
  07/31/2003                10,676                 10,384                8,711
  10/31/2003                12,331                 11,555                9,719
  01/31/2004                12,935                 12,738               10,611
  04/30/2004                11,232                 12,310               10,109
  07/31/2004                10,556                 12,155                9,697
  10/31/2004                11,413                 12,910               10,256

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -8.37%   Since Inception (3/1/01) 3.67%


                      14 | OPPENHEIMER EMERGING GROWTH FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

           Oppenheimer Emerging Growth Fund (Class Y)

           Russell 2000 Index

           Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                           Growth Fund          Russell 2000        Russell 2000
     Date                  (Class Y)                Index           Growth Index

  11/01/2000                10,000                 10,000               10,000
  01/31/2001                10,468                 10,251                9,388
  04/30/2001                 8,862                  9,823                8,266
  07/31/2001                 9,545                  9,848                7,947
  10/31/2001                 8,501                  8,730                6,850
  01/31/2002                 9,424                  9,883                7,603
  04/30/2002                 8,220                 10,479                7,562
  07/31/2002                 6,062                  8,080                5,515
  10/31/2002                 5,901                  7,720                5,373
  01/31/2003                 6,112                  7,721                5,349
  04/30/2003                 6,905                  8,303                5,785
  07/31/2003                 9,053                  9,946                7,057
  10/31/2003                10,468                 11,068                7,874
  01/31/2004                11,010                 12,201                8,596
  04/30/2004                 9,575                 11,792                8,190
  07/31/2004                 9,023                 11,643                7,856
  10/31/2004                 9,786                 12,366                8,309

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04

1-Year -6.52%    Since Inception (11/1/00) -0.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/00.Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      16 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      17 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING        ENDING             EXPENSES
                           ACCOUNT          ACCOUNT            PAID DURING
                           VALUE            VALUE              6 MONTHS ENDED
                           (5/1/04)         (10/31/04)         OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,018.10          $ 8.92
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,016.34            8.91
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,014.20           13.35
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,011.97           13.34
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,014.20           12.94
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,012.37           12.93
--------------------------------------------------------------------------------
Class N Actual              1,000.00         1,016.10           10.29
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,014.98           10.28
--------------------------------------------------------------------------------
Class Y Actual              1,000.00         1,022.00            5.66
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,019.56            5.65

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A        1.75%
-------------------------
Class B        2.62
-------------------------
Class C        2.54
-------------------------
Class N        2.02
-------------------------
Class Y        1.11

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                     18 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.4%
--------------------------------------------------------------------------------
DISTRIBUTORS--0.5%
Design Within
Reach, Inc. 1                                            31,000       $  497,550
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.4%
P.F. Chang's China
Bistro, Inc. 1                                           15,000          762,600
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                           80,900        1,713,462
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                   55,200        2,323,368
--------------------------------------------------------------------------------
Texas Roadhouse,
Inc., Cl. A 1                                            36,100          831,022
                                                                      ----------
                                                                       5,630,452

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Shanda Interactive
Entertainment
Ltd., ADR 1                                              30,000          911,670
--------------------------------------------------------------------------------
MEDIA--3.3%
Central European
Media Enterprises
Ltd., Cl. A 1                                            54,000        1,911,060
--------------------------------------------------------------------------------
DreamWorks
Animation SKG, Inc. 1                                     2,700          105,435
--------------------------------------------------------------------------------
Navarre Corp. 1                                          67,300        1,009,500
--------------------------------------------------------------------------------
TiVo, Inc. 1                                             60,400          406,190
                                                                      ----------
                                                                       3,432,185

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
American Eagle
Outfitters, Inc.                                         25,300        1,034,264
--------------------------------------------------------------------------------
Build-A-Bear-
Workshop, Inc. 1                                          4,300          104,963
--------------------------------------------------------------------------------
Guess?, Inc. 1                                           55,400          925,180
--------------------------------------------------------------------------------
Guitar Center, Inc. 1                                    15,000          669,450
--------------------------------------------------------------------------------
Pacific Sunwear
of California, Inc. 1                                    37,100          869,624
--------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                   23,300          955,300
                                                                      ----------
                                                                       4,558,781

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Deckers Outdoor
Corp. 1                                                  36,700        1,389,462
--------------------------------------------------------------------------------
Quicksilver, Inc. 1                                      28,000          763,000
                                                                      ----------
                                                                       2,152,462

--------------------------------------------------------------------------------
ENERGY--3.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Atwood Oceanics,
Inc. 1                                                   15,000          719,250
--------------------------------------------------------------------------------
FMC Technologies,
Inc. 1                                                   20,000          604,600
                                                                      ----------
                                                                       1,323,850

--------------------------------------------------------------------------------
OIL & GAS--1.9%
Frontline Ltd.                                           10,000          500,800
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                                  40,000        1,520,000
--------------------------------------------------------------------------------
Ship Finance
International Ltd.                                        1,700           34,170
                                                                      ----------
                                                                       2,054,970

--------------------------------------------------------------------------------
FINANCIALS--3.0%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Westcorp                                                 15,400          614,768
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.9%
First Marblehead
Corp. (The) 1                                            17,000          911,200
--------------------------------------------------------------------------------
REAL ESTATE--0.5%
Redwood Trust, Inc.                                       8,600          517,376
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Commercial Capital
Bancorp, Inc.                                            46,800        1,049,724
--------------------------------------------------------------------------------
HEALTH CARE--19.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--5.3%
Gen-Probe, Inc. 1                                        21,500          753,360
--------------------------------------------------------------------------------
LifeCell Corp. 1                                        129,400        1,149,072
--------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                                  34,200        1,609,315
--------------------------------------------------------------------------------
Pharmacyclics, Inc. 1                                    62,200          728,362
--------------------------------------------------------------------------------
Pharmion Corp. 1                                         13,400          615,730
--------------------------------------------------------------------------------
VaxGen, Inc. 1                                           61,700          715,720
                                                                      ----------
                                                                       5,571,559


                     19 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Animas Corp. 1                                           28,400       $  405,268
--------------------------------------------------------------------------------
Biosite, Inc. 1                                          15,000          732,150
--------------------------------------------------------------------------------
Immucor, Inc. 1                                          32,500        1,002,625
--------------------------------------------------------------------------------
Inamed Corp. 1                                           26,000        1,381,900
--------------------------------------------------------------------------------
IntraLase Corp. 1                                         9,100          174,993
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1                                     25,900          530,691
--------------------------------------------------------------------------------
VNUS Medical
Technologies, Inc. 1                                     35,800          538,074
                                                                      ----------
                                                                       4,765,701

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Amedisys, Inc. 1                                         46,600        1,408,718
--------------------------------------------------------------------------------
HealthExtras, Inc. 1                                     30,900          440,943
--------------------------------------------------------------------------------
Psychiatric Solutions,
Inc. 1                                                   22,000          559,900
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                       44,600          999,932
--------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                    83,400        1,442,820
                                                                      ----------
                                                                       4,852,313

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Able Laboratories,
Inc. 1                                                   35,000          758,625
--------------------------------------------------------------------------------
DOV Pharmaceutical,
Inc. 1                                                   41,800          688,864
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical Corp. 1                                   54,500        1,339,610
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                       31,000          826,770
--------------------------------------------------------------------------------
Salix Pharmaceuticals
Ltd. 1                                                   40,000          641,200
--------------------------------------------------------------------------------
Theravance, Inc. 1                                       33,100          561,707
                                                                      ----------
                                                                       4,816,776

--------------------------------------------------------------------------------
INDUSTRIALS--10.7%
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.9%
EGL, Inc. 1                                              62,600        2,001,948
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
51job, Inc., ADR 1                                       20,900          564,300
--------------------------------------------------------------------------------
Huron Consulting
Group, Inc. 1                                             9,400          183,300
Resources
Connection, Inc. 1                                       30,000        1,259,400
                                                                      ----------
                                                                       2,007,000

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Color Kinetics, Inc. 1                                   30,100          482,804
--------------------------------------------------------------------------------
Intermagnetics
General Corp. 1                                          37,800          963,522
                                                                      ----------
                                                                       1,446,326

--------------------------------------------------------------------------------
MACHINERY--0.8%
Ceradyne, Inc. 1                                         20,000          857,800
--------------------------------------------------------------------------------
MARINE--1.3%
UTI Worldwide, Inc.                                      20,000        1,300,000
--------------------------------------------------------------------------------
ROAD & RAIL--3.4%
Landstar System, Inc. 1                                  27,000        1,834,380
--------------------------------------------------------------------------------
Overnite Corp.                                           30,000          970,800
--------------------------------------------------------------------------------
Yellow Roadway
Corp. 1                                                  16,600          796,634
                                                                      ----------
                                                                       3,601,814

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--44.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.5%
ADTRAN, Inc.                                             24,600          531,360
--------------------------------------------------------------------------------
Airspan Networks,
Inc. 1                                                   91,500          560,895
--------------------------------------------------------------------------------
Andrew Corp. 1                                           45,400          634,692
--------------------------------------------------------------------------------
Audiocodes Ltd.1                                         79,900        1,053,082
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                                  52,800        1,211,232
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                      39,800        1,590,010
--------------------------------------------------------------------------------
IxiA 1                                                   77,200          985,844
--------------------------------------------------------------------------------
Plantronics, Inc.                                        22,000          957,000
--------------------------------------------------------------------------------
Sierra Wireless, Inc. 1                                  32,600          556,156
--------------------------------------------------------------------------------
Tekelec 1                                                35,000          781,200
                                                                      ----------
                                                                       8,861,471

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Avid Technology, Inc. 1                                  18,000          953,640
--------------------------------------------------------------------------------
PalmOne, Inc. 1                                          34,200          990,774
                                                                      ----------
                                                                       1,944,414

                     20 | OPPENHEIMER EMERGING GROWTH FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.2%
Aeroflex, Inc. 1                                        114,800     $  1,274,280
--------------------------------------------------------------------------------
Cogent, Inc. 1                                            3,900           74,623
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                     33,400        1,777,214
--------------------------------------------------------------------------------
Trimble Navigation
Ltd. 1                                                   16,800          481,992
--------------------------------------------------------------------------------
Veeco Instruments,
Inc. 1                                                   21,200          414,248
--------------------------------------------------------------------------------
WJ Communications,
Inc. 1                                                  205,600          405,032
                                                                    ------------
                                                                       4,427,389

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--12.2%
Aladdin Knowledge
Systems Ltd. 1                                           59,100        1,486,365
--------------------------------------------------------------------------------
Blackboard, Inc. 1                                       24,000          427,440
--------------------------------------------------------------------------------
eCollege.com, Inc. 1                                     66,700          611,639
--------------------------------------------------------------------------------
eLong, Inc.,
Sponsored ADR 1                                           7,500          102,000
--------------------------------------------------------------------------------
FindWhat.com 1                                           52,600        1,054,630
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                        40,000        2,100,000
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1                                                   34,300        1,034,145
--------------------------------------------------------------------------------
Jupitermedia Corp. 1                                     90,600        1,797,051
--------------------------------------------------------------------------------
MarketWatch, Inc. 1                                      50,100          664,076
--------------------------------------------------------------------------------
National Information
Consortium, Inc. 1                                      166,600          701,386
--------------------------------------------------------------------------------
Netease.com, Inc.,
ADR 1                                                    25,900        1,204,609
--------------------------------------------------------------------------------
Shopping.com Ltd. 1                                       2,600           70,122
--------------------------------------------------------------------------------
SINA Corp. 1                                             24,900          834,150
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         26,200          702,946
                                                                    ------------
                                                                      12,790,559

--------------------------------------------------------------------------------
IT SERVICES--3.1%
Aquantive, Inc. 1                                        64,300          575,485
--------------------------------------------------------------------------------
Global Payments, Inc.                                    15,000          821,400
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                           13,300          536,123
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1                                            24,000        1,290,240
                                                                    ------------
                                                                       3,223,248

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Metrologic
Instruments, Inc. 1                                      77,600     $  1,447,240
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.4%
AMIS Holdings, Inc. 1                                    34,900          530,480
--------------------------------------------------------------------------------
ATMI, Inc. 1                                             20,400          476,340
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                       52,400          619,368
--------------------------------------------------------------------------------
Microsemi Corp. 1                                        68,100        1,058,274
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                                 193,200          695,520
--------------------------------------------------------------------------------
Sigmatel, Inc. 1                                         40,800        1,203,600
--------------------------------------------------------------------------------
Skyworks Solutions,
Inc. 1                                                  185,400        1,648,206
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                                     38,600          509,134
                                                                    ------------
                                                                       6,740,922

--------------------------------------------------------------------------------
SOFTWARE--7.1%
JAMDAT Mobile, Inc. 1                                    38,600        1,130,980
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                       55,000        1,492,700
--------------------------------------------------------------------------------
Macrovision Corp. 1                                      69,400        1,876,576
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                  82,100        1,629,685
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                   20,800          808,704
--------------------------------------------------------------------------------
Witness Systems, Inc. 1                                  29,100          452,796
                                                                    ------------
                                                                       7,391,441

--------------------------------------------------------------------------------
MATERIALS--1.7%
--------------------------------------------------------------------------------
CHEMICALS--1.7%
Headwaters, Inc. 1                                       20,000          630,000
--------------------------------------------------------------------------------
Olin Corp.                                                6,300          117,809
--------------------------------------------------------------------------------
Symyx Technologies,
Inc. 1                                                   40,000          978,600
                                                                    ------------
                                                                       1,726,409
                                                                    ------------
Total Common Stocks
(Cost $89,737,104)                                                   103,429,318


                     21 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Discovery Laboratories,
Inc. Wts., Exp. 9/20/10 1,2
(Cost $0)                                                 6,800     $     28,736

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $89,737,104)                                         98.8%     103,458,054
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                          1.2        1,232,966
                                                        ------------------------
NET ASSETS                                                100.0%    $104,691,020
                                                        ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of Notes to

Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $89,737,104)--see accompanying statement of investments   $ 103,458,054
----------------------------------------------------------------------------------------------------
Cash                                                                                        267,897
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          3,835,690
Shares of beneficial interest sold                                                          154,105
Interest and dividends                                                                        2,057
Other                                                                                         2,788
                                                                                      --------------
Total assets                                                                            107,720,591

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other
liabilities:
Investments purchased                                                                     2,527,147
Shares of beneficial interest redeemed                                                      380,851
Shareholder communications                                                                   26,810
Transfer and shareholder servicing agent fees                                                26,368
Distribution and service plan fees                                                           20,735
Trustees' compensation                                                                        4,278
Other                                                                                        43,382
                                                                                      --------------
Total liabilities                                                                         3,029,571

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 104,691,020
                                                                                      ==============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $ 101,371,911
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (3,951)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (10,397,890)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               13,720,950
                                                                                      --------------
NET ASSETS                                                                            $ 104,691,020
                                                                                      ==============


                      23 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $59,818,600 and
6,250,609 shares of beneficial interest outstanding)                                                $ 9.57
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $10.15
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $21,669,325 and 2,340,977 shares
of beneficial interest outstanding)                                                                 $ 9.26
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $15,814,462 and 1,705,755 shares
of beneficial interest outstanding)                                                                 $ 9.27
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,569,891 and 483,353 shares of
beneficial interest outstanding)                                                                    $ 9.45
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $2,818,742 and 289,179 shares of beneficial interest outstanding)                                $ 9.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $   110,909
--------------------------------------------------------------------------------
Interest                                                                  2,980
                                                                    ------------
Total investment income                                                 113,889

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,077,811
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 150,070
Class B                                                                 223,381
Class C                                                                 160,725
Class N                                                                  16,843
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 194,703
Class B                                                                 106,978
Class C                                                                  64,525
Class N                                                                  17,745
Class Y                                                                     106
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  30,445
Class B                                                                  24,885
Class C                                                                   9,688
Class N                                                                   1,943
--------------------------------------------------------------------------------
Custodian fees and expenses                                              49,351
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,593
--------------------------------------------------------------------------------
Other                                                                    36,651
                                                                    ------------
Total expenses                                                        2,170,443
Less reduction to custodian expenses                                       (115)
Less payments and waivers of expenses                                   (46,085)
                                                                    ------------
Net expenses                                                          2,124,243

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (2,010,354)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                       (763,978)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (7,205,129)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(9,979,461)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                     2004            2003
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment loss                                               $  (2,010,354)   $   (833,591)
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               (763,978)      5,534,053
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 (7,205,129)     23,236,139
                                                                  ------------------------------
Net increase (decrease) in net assets resulting from operations      (9,979,461)     27,936,601

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                               5,932,164      23,540,294
Class B                                                               3,314,059       8,157,568
Class C                                                               3,668,832       5,135,955
Class N                                                               2,369,888       1,182,442
Class Y                                                                 244,257       1,354,893

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                        5,549,739      67,307,753
------------------------------------------------------------------------------------------------
Beginning of period                                                  99,141,281      31,833,528
                                                                  ------------------------------
End of period (including accumulated net investment loss
of $3,951 and $1,695, respectively)                               $ 104,691,020    $ 99,141,281
                                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                    2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.30      $  5.84      $  8.45      $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.15) 2      (.08)        (.10)        (.03)
Net realized and unrealized gain (loss)               (.58)        4.54        (2.51)       (1.49)
                                                   ------------------------------------------------
Total from investment operations                      (.73)        4.46        (2.61)       (1.52)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --         (.03)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.57      $ 10.30      $  5.84      $  8.45
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (7.09)%      76.37%      (30.89)%     (15.22)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $59,819      $59,396      $19,310      $20,392
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $62,749      $28,386      $24,497      $16,941
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.57)%      (1.48)%      (1.35)%      (0.57)%
Total expenses                                        1.68%        1.77%        1.85%        1.58%
Expenses after payments and waivers and
reduction to custodian expenses                       1.67%        1.72%        1.78%         N/A 5
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                    2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.05      $  5.74      $  8.38      $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.23) 2      (.09)        (.12)        (.07)
Net realized and unrealized gain (loss)               (.56)        4.40        (2.52)       (1.52)
                                                   ------------------------------------------------
Total from investment operations                      (.79)        4.31        (2.64)       (1.59)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --         (.03)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.26      $ 10.05      $  5.74      $  8.38
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (7.86)%      75.09%      (31.50)%     (15.96)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $21,669      $20,520      $ 6,395      $ 3,866
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $22,359      $10,544      $ 6,979      $ 2,256
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (2.44)%      (2.20)%      (2.22)%      (1.78)%
Total expenses                                        2.67%        2.83%        2.74%        2.47%
Expenses after payments and waivers and
reduction to custodian expenses                       2.55%        2.44%        2.67%         N/A 5
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER EMERGING GROWTH FUND

CLASS C    YEAR ENDED OCTOBER 31,                     2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.06      $  5.75      $  8.39      $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.23) 2      (.11)        (.08)        (.04)
Net realized and unrealized gain (loss)               (.56)        4.42        (2.56)       (1.54)
                                                   ------------------------------------------------
Total from investment operations                      (.79)        4.31        (2.64)       (1.58)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --         (.03)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.27      $ 10.06      $  5.75      $  8.39
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (7.85)%      74.96%      (31.47)%     (15.88)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $15,814      $13,887      $ 4,877      $ 2,356
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $16,085      $ 6,649      $ 3,061      $ 1,022
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (2.39)%      (2.22)%      (2.25)%      (1.76)%
Total expenses                                        2.55%        2.65%        2.72%        2.46%
Expenses after payments and waivers and
reduction to custodian expenses                       2.50%        2.47%        2.65%         N/A 5
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED OCTOBER 31,                     2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.21      $  5.81      $  8.43      $  8.28
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.18) 2      (.10)        (.08)        (.05)
Net realized and unrealized gain (loss)               (.58)        4.50        (2.54)         .20
                                                   ------------------------------------------------
Total from investment operations                      (.76)        4.40        (2.62)         .15
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --           --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.45      $ 10.21      $  5.81      $  8.43
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (7.44)%      75.73%      (31.08)%       1.81%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 4,570      $ 2,425      $   594      $    34
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 3,375      $ 1,125      $   412      $    16
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.88)%      (1.76)%      (1.63)%      (1.69)%
Total expenses                                        2.17%        2.14%        2.18%        2.03%
Expenses after payments and waivers and
reduction to custodian expenses                       2.00%        2.00%        2.11%         N/A 5
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                212%         204%         263%         214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER EMERGING GROWTH FUND

CLASS Y     YEAR ENDED OCTOBER 31,                    2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.43      $  5.88      $  8.47      $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.10) 2      (.09)        (.08)         .02
Net realized and unrealized gain (loss)               (.58)        4.64        (2.51)       (1.51)
                                                   ------------------------------------------------
Total from investment operations                      (.68)        4.55        (2.59)       (1.49)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --         (.04)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.75      $ 10.43      $  5.88      $  8.47
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (6.52)%      77.38%      (30.58)%     (14.99)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 2,819      $ 2,913      $   657      $   232
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 3,182      $ 1,449      $   532      $    30
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.98)%      (0.92)%      (0.84)%      (0.97)%
Total expenses                                        1.08%        1.15%        1.48%        3.87%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5,6      N/A 5       1.29%        1.28%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                212%         204%         263%         214%

1. For the period from November 1, 2000 (inception of offering) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's


                      32 | OPPENHEIMER EMERGING GROWTH FUND
assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED         ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM                LOSS   FOR FEDERAL INCOME
      INCOME                   GAIN  CARRYFORWARD 1,2,3         TAX PURPOSES
      ----------------------------------------------------------------------
      $--                       $--         $10,009,724          $13,332,784

1. As of October 31, 2004, the Fund had $10,009,724 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows:


                      33 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                              EXPIRING
                              ----------------------
                              2010       $ 9,570,101
                              2012           439,623
                                         -----------
                              Total      $10,009,724
                                         ===========

2. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended October 31, 2003,the Fund utilized $5,140,037 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                             INCREASE TO
                                    REDUCTION TO         ACCUMULATED NET
          REDUCTION TO           ACCUMULATED NET           REALIZED LOSS
          PAID-IN CAPITAL        INVESTMENT LOSS          ON INVESTMENTS
          --------------------------------------------------------------
          $1,982,579                  $2,008,098                 $25,519

No distributions were paid during the years ended October 31, 2004 and October 31, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $ 90,125,270
                                                  ============
                Gross unrealized appreciation     $ 17,177,943
                Gross unrealized depreciation       (3,845,159)
                                                  ------------
                Net unrealized appreciation       $ 13,332,784
                                                  ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $1,264 and payments of $188 were made to retired trustees, resulting in an accumulated liability of $2,770 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual


                      34 | OPPENHEIMER EMERGING GROWTH FUND
compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash over- drafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      35 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                YEAR ENDED OCTOBER 31, 2004        YEAR ENDED OCTOBER 31, 2003
                   SHARES            AMOUNT          SHARES             AMOUNT
-------------------------------------------------------------------------------
CLASS A
Sold            4,305,878       $43,615,219       6,075,182       $ 51,242,510
Redeemed       (3,821,601)      (37,683,055) 1   (3,613,483)       (27,702,216)
               ----------------------------------------------------------------
Net increase      484,277       $ 5,932,164       2,461,699       $ 23,540,294
               ================================================================

-------------------------------------------------------------------------------
CLASS B
Sold            1,221,405       $12,077,340       1,756,252       $ 14,456,517
Redeemed         (922,186)       (8,763,281) 1     (828,442)        (6,298,949)
               ----------------------------------------------------------------
Net increase      299,219       $ 3,314,059         927,810       $  8,157,568
               ================================================================

-------------------------------------------------------------------------------
CLASS C
Sold            1,238,512       $12,254,407       1,820,923       $ 15,186,788
Redeemed         (913,001)       (8,585,575) 1   (1,289,240)       (10,050,833)
               ----------------------------------------------------------------
Net increase      325,511       $ 3,668,832         531,683       $  5,135,955
               ================================================================

-------------------------------------------------------------------------------
CLASS N
Sold              404,222       $ 3,857,777         264,715       $  2,110,308
Redeemed         (158,395)       (1,487,889) 1     (129,515)          (927,866)
               ----------------------------------------------------------------
Net increase      245,827       $ 2,369,888         135,200       $  1,182,442
               ================================================================

-------------------------------------------------------------------------------
CLASS Y
Sold              210,509       $ 2,200,135         274,183       $  2,217,398
Redeemed         (200,672)       (1,955,878) 1     (106,636)          (862,505)
               ----------------------------------------------------------------
Net increase        9,837       $   244,257         167,547       $  1,354,893
               ================================================================

1. Net of redemption fees of $7,306, $2,603, $1,873, $393 and $371 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $244,713,553 and $231,247,072, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 1.00% of the first $200 million of average net assets, 0.95% of the next $200 million, 0.90% of the next $200 million, and 0.85% of average annual net assets over $600 million. Prior to January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate with slightly different breakpoints, as follows:


                      36 | OPPENHEIMER EMERGING GROWTH FUND

1.00% of the first $500 million of average annual net assets, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $333,384 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $375,864, $192,465 and $54,498, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,


                      37 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A        CLASS B        CLASS C        CLASS N
                             CLASS A       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                           FRONT-END         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                       SALES CHARGES    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                         RETAINED BY      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2004            $184,515              $--        $57,364        $11,777         $5,051

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $4,865, $27,625, $7,823, $5,768 and $4 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $28,736, which represents 0.03% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                   ACQUISITION                 VALUATION AS OF        UNREALIZED
SECURITY                                  DATE       COST     OCTOBER 31, 2004      APPRECIATION
------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                           6/18/03        $--              $28,736           $28,736


                     38 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                      39 | OPPENHEIMER EMERGING GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER EMERGING GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Growth Fund, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from November 1, 2000 (commencement of operations) to October 31, 2001, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                      40 | OPPENHEIMER EMERGING GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      41 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board              2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);          (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 2000)               (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                            Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 2000)               OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,              A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 2000)               a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                            Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                   and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                   Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

MARY F. MILLER,                    Formerly a Senior Vice President and General Auditor, American Express
Trustee (since 2004)               Company (July 1998-February 2003). Member of Trustees of the American
Age: 62                            Symphony Orchestra (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)               financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                            (privately-held financial adviser). Formerly a Managing Director of Carmona
                                   Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                   2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 2000)               holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                            investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                                   President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty
                                   Company, American Motorists Insurance Company and American Manufacturers Mutual
                                   Insurance Company. Oversees 25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                   President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 2000)               director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                            and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                   Chairman of Municipal Assistance Corporation for the City of New York, New
                                   York State Comptroller and Trustee of New York State and Local Retirement
                                   Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                 42 | OPPENHEIMER EMERGING GROWTH FUND

RUSSELL S. REYNOLDS, JR.,          Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 2000)               governance consulting and executive recruiting); a Life Trustee of International
Age: 72                            House (non-profit educational organization); a former trustee of The Historical
                                   Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a
                                   subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the
                                   Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                   and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995) of
                                   DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                   Capital Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                   and MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                   63 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                                   OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MS. GRANGER AND
                                   MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                   10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                   CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

LAURA GRANGER,                     Vice President of the Manager since October 2000; an officer of 3 portfolios in
Vice President and Portfolio       the OppenheimerFunds complex. Formerly a portfolio manager at Fortis
Manager (since 2000)               Advisors (July 1998-October 2000).
Age: 44

                     43 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)            Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                  Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI
                                  Private Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd.
                                  and OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                  Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                  non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                  (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                                  Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                                  Assistant Treasurer of Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                  Chief Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund
                                  Services Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            February 2002) of the Manager; General Counsel and a director (since November
Age: 56                           2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                  Asset Management Corporation; Senior Vice President and General Counsel
                                  (since November 2001) of HarbourView Asset Management Corporation;
                                  Secretary and General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                  and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                  Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                  of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                  Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                  of OppenheimerFunds Legacy Program; Senior Vice President and General
                                  Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                  director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                  Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                  of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                  November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001); and OppenheimerFunds International Ltd. (October 1997-November
                                  2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer          Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                           the Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      44 | OPPENHEIMER EMERGING GROWTH FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $15,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $8 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include consultations regarding the registrant's retirement plan with respect to its trustees.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,008 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)